Equity-settled share-based transactions - Schedule of number and weighted average exercise prices of RSU (Details) - Restricted share units																																						12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 01, 2025 shares	Nov. 15, 2025 shares	Nov. 01, 2025 shares	Oct. 17, 2025 shares	Oct. 15, 2025 shares	Oct. 01, 2025 shares	Sep. 15, 2025 shares	Sep. 01, 2025 shares	Aug. 01, 2025 shares	Jul. 15, 2025 shares	Jul. 01, 2025 shares	Jun. 30, 2025 shares	Jun. 16, 2025 shares	Jun. 01, 2025 shares	May 23, 2025 shares	Apr. 08, 2025 shares	Mar. 01, 2025 shares	Jan. 30, 2025 shares	Dec. 31, 2024 shares $ / shares	Dec. 01, 2024 shares	Oct. 07, 2024 shares	Sep. 09, 2024 shares	Aug. 22, 2024 shares	Aug. 01, 2024 shares	Jul. 15, 2024 shares	Jul. 02, 2024 shares	Jun. 30, 2024 shares	Jun. 28, 2024 shares	Jun. 03, 2024 shares	Dec. 31, 2023 shares $ / shares	Jun. 30, 2023 shares	Jun. 23, 2023 shares	Feb. 01, 2023 shares	Dec. 31, 2022 shares	Jun. 30, 2022 shares	May 18, 2022 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in US dollars per share) | $ / shares																																						$ 0.01	$ 0.01
Outstanding at the end of the year (in shares)	11,710																			834,947											834,947							11,710	834,947
Granted (in shares)	5,643	339	43,697	13,935	22,980	2,237	342	9,601	656	625	272,332	604	60,975	9,352	538	57,060	2,500	40,650	18,484	15,805	6,696	30,364	20,576	26,786	13,971	20,833	38,800	75,665	24,590	176,902	7,928	2,403,529	16,486,108	66,666	946,330	2,446,557	144,522
Exercised (in US dollar per share) | $ / shares																																						$ 0.01
Exercised (in shares)																																						(823,237)	0
Outstanding at the end of the year (in US dollars per share) | $ / shares	$ 0.01																			$ 0.01											$ 0.01							$ 0.01	$ 0.01
Outstanding at the beginning of the year (in shares)																																						834,947	834,947
Exercisable (in dollars per share) | $ / shares	$ 0.01																			$ 0.01																		$ 0.01	$ 0.01
Exercisable (in shares)	834,947																			834,947																		834,947	834,947
PRE Prenetics 2022 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of the year (in US dollars per share) | $ / shares																																						$ 0.06	$ 0.06
Outstanding at the end of the year (in shares)	1,951,457																			9,906,708											11,081,359							1,951,457	9,906,708
Granted (in dollars per share) | $ / shares																																						$ 0	$ 0.91
Granted (in shares)																																						569,246	444,292
Cancelled (in US dollar per share) | $ / shares																																						$ 0.45	$ 0.64
Cancelled (in shares)																																						(428,265)	(649,689)
Exercised (in US dollar per share) | $ / shares																																						$ 0	$ 0.24
Exercised (in shares)																																						(8,096,232)	(969,254)
Outstanding at the end of the year (in US dollars per share) | $ / shares	$ 0																			$ 0.06											$ 0.06							$ 0	$ 0.06
Outstanding at the beginning of the year (in shares)																																						9,906,708	11,081,359
Exercisable (in dollars per share) | $ / shares	$ 0.051																			$ 0.065																		$ 0.051	$ 0.065
Exercisable (in shares)	298,609																			3,920,731																		298,609	3,920,731